Statements Of Changes In Shareholders' Capital/Members' Equity (USD $)	General [Member] iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]	Limited [Member] iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]	iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]	iShares S&P GSCI Commodity-Indexed Trust [Member]
Members' Equity at Beginning of Period at Dec. 31, 2008	$ 14,018	$ 466,237,257	$ 466,251,275
Shareholders' Capital, Beginning of Period at Dec. 31, 2008				466,237,257
Contributions		1,141,869,162	1,141,869,162	1,141,869,162
Redemptions		(51,374,866)	(51,374,866)	(51,374,866)
Net investment loss	(73)	(6,640,299)	(6,640,372)	(6,640,299)
Net realized gain on short-term investments	3	192,935	192,938	192,935
Net realized gain (loss) on futures contracts	(159)	(9,748,137)	(9,748,296)	(9,748,137)
Net change in unrealized appreciation/depreciation on futures contracts	2,343	218,814,394	218,816,737	218,814,394
Members' Equity at End of Period at Dec. 31, 2009	16,132	1,759,350,446	1,759,366,578
Shareholders' Capital, End of Period at Dec. 31, 2009				1,759,350,446
Net asset value per Share, end of period at Dec. 31, 2009				$ 31.67
Contributions		249,730,155	249,730,155	249,730,155
Redemptions		(327,772,261)	(327,772,261)	(327,772,261)
Net investment loss	(97)	(10,288,962)	(10,289,059)	(10,288,962)
Net realized gain on short-term investments		3,317	3,317	3,317
Net realized gain (loss) on futures contracts	(994)	(102,883,332)	(102,884,326)	(102,883,332)
Net change in unrealized appreciation/depreciation on futures contracts	2,352	231,740,632	231,742,984	231,740,632
Members' Equity at End of Period at Dec. 31, 2010	17,393	1,799,879,995	1,799,897,388
Shareholders' Capital, End of Period at Dec. 31, 2010				1,799,879,995
Net asset value per Share, end of period at Dec. 31, 2010				$ 34.15
Contributions		90,651,034	90,651,034	90,651,034
Redemptions		(539,534,773)	(539,534,773)	(539,534,773)
Net investment loss	(115)	(11,297,295)	(11,297,410)	(11,297,295)
Net realized gain on short-term investments	2	184,876	184,878	184,876
Net realized gain (loss) on futures contracts	1,497	165,820,763	165,822,260	165,820,763
Net change in unrealized appreciation/depreciation on futures contracts	(2,059)	(192,412,661)	(192,414,720)	(192,412,661)
Members' Equity at End of Period at Dec. 31, 2011	16,718	1,313,291,939	1,313,308,657
Shareholders' Capital, End of Period at Dec. 31, 2011				$ 1,313,291,939
Net asset value per Share, end of period at Dec. 31, 2011				$ 33.04